Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Compensation and employee benefits	₱ 25,344	₱ 26,833	₱ 24,883
Repairs and maintenance (Notes 14, 18 and 25)	24,653	21,555	20,007
Professional and other contracted services (Note 25)	8,371	7,307	7,408
Selling and promotions (Note 25)	6,716	6,542	5,395
Taxes and licenses	4,331	5,495	4,570
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496	758
Rent (Notes 10 and 25)	2,231	1,384	1,290
Insurance and security services (Note 25)	1,739	1,699	1,671
Communication, training and travel (Note 25)	977	903	1,203
Other expenses	1,119	1,041	1,045
Total selling, general and administrative expenses	₱ 78,303	₱ 75,255	₱ 68,230